Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended						24 Months Ended		36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021
Composition of income tax (benefit)/expense
Current income tax expense | ¥	¥ 19,579		¥ 16,580	¥ 54,049
Deferred tax benefits	1,652	$ 259	(21,364)	(4,314)
Income tax expenses/(benefits)	¥ 21,231	$ 3,332	¥ (4,784)	¥ 49,735
Standard enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Hong Kong
Composition of income tax (benefit)/expense
Income tax rate						16.50%
Income tax rate up to assessable profits							8.25%
Threshold assessable profits | $							$ 2,000
Income tax rate over assessable profits							16.50%
China
Composition of income tax (benefit)/expense
Standard enterprise income tax rate	25.00%	25.00%								25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%			0.00%
Preferential tax period	3 years	3 years
China | Forecast
Composition of income tax (benefit)/expense
Preferential tax rate									12.50%